PANTHER PARTNERS, L.P.



                               Annual Report


                             December 31, 1996







                            PANTHER PARTNERS, L.P.




              ______________________________________________





                               Annual Report

                                    and

                           Financial Statements

                            For the Year Ended
                             December 31, 1996


              ______________________________________________


             This report has been prepared for the information
             of partners of Panther Partners, L.P. and is not
           authorized for distribution to prospective investors
               unless preceded or accompanied by the current
          Private Placement Memorandum of Panther Partners, L.P.


      A claim of exemption under Regulation Section 4.12(b)(2)(iii)
             has been filed with the Commodity Futures Trading
                   Commission for Panther Partners, L.P.









_____________________________________________________________________________




                                  MANAGEMENT
______________________________________________________________________________




Individual General Partners

      *H. Winston Holt, IV
            Managing Director
            Panther Management Company, L.P.

      *Steven C. Olson
            Treasurer
            Panther Management Company, L.P.

      Dr. George H. Pollock
            Professor of Psychiatry and Behavioral Sciences
            Northwestern University Medical School

      Peter L. Shea
            Managing Director
            Hydrocarbon Energy, Inc.

      John A. Stout
            Managing Director
            Pointer Management Company

Corporate General Partner

      Panther Management Company, L.P.
      101 Park Avenue
      New York, New York  10178
      (212) 984-2500






______________________________________________________________________________

* Affiliated with Panther Management Company, L.P., the Corporate General Partner of Panther Partners, L.P.



______________________________________________________________________________




                                   THE FUND
______________________________________________________________________________




Panther Partners, L.P. (the "Fund") is a closed-end, non-diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 1, 1992. Interests in the Fund have been offered to eligible investors in private placements and are subject to restrictions on transfer.

The Fund's investment objective is to maximize total return primarily through trading in securities of both U.S. and foreign issuers. The Fund uses its capital primarily to (i) purchase equity and debt securities (some of which may be of a speculative nature or which at the time of their acquisition may be restricted as to their transferability or disposition thereof), (ii) sell securities short, (iii) purchase and sell commodity futures contracts and commodity options contracts for hedging purposes and other purposes that are incidental to its securities trading activities, and purchase and sell currency forward contracts and (iv) purchase and sell options contracts, including put and call options written by the Fund or by others and "synthetic" options, on securities, stock market indices and foreign currencies. The Fund may borrow money from brokerage firms and banks to enable it to buy securities.

Ultimate responsibility over the affairs of the Fund is vested in five individual general partners (the "Individual General Partners") who exercise the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the directors of a registered investment company organized as a corporation. Investment advisory services are provided to the Fund by Panther Management Corporation or Panther Management Company, L.P. (the "Corporate General Partner"), which is also responsible for the day-to-day management and administration of the Fund.

Panther Management Corporation receives from the Fund monthly advisory fees at an annual rate equal to one and one-half percent of the first $10,000,000 of the Fund's net assets, one percent of the next $10,000,000 of the Fund's net assets and three quarters of one percent of the Fund's net assets in excess of $20,000,000.

So long as the Corporate General Partner provides advisory services to the Fund, at the end of the initial twelve month period during which a limited partner will have been a partner of the Fund, and generally at the end of each fiscal year thereafter, a performance allocation of 15 percent of the net profit which has been credited to the capital account of such limited partner during such period shall be transferred from such limited partner's capital account to the capital account of the Corporate General Partner. The performance allocation is charged to any limited partner only to the extent that the cumulative net profit with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period.

The Fund bears all expenses incurred for or in connection with portfolio transactions, including brokerage commissions, custodial fees, withholding and transfer taxes, governmental fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short and research fees including costs of news services, quotation equipment and related hardware and software, as well as legal fees, organization and registration expenses, expenses of meetings of partners of the Fund or any other expenses as may be approved from time to time by the Individual General Partners.

The Corporate General Partner bears certain direct and indirect costs of the Fund's operations, including expenses incurred for the Fund for office space, support services and telecommunications, accounting fees and expenses of meetings of the Individual General Partners. The Corporate General Partner may receive certain services including hardware, software, data bases and other news, technical and telecommunications services and equipment utilized in the management process from brokers selected by the Corporate General Partner to execute portfolio transactions for the Fund.


______________________________________________________________________________

                          1996 INVESTMENT PERFORMANCE
______________________________________________________________________________

The net performance for the Fund for the 1996 calendar year was 33% compared to the 23% return for the S&P 500 with income for the same period. The majority of the Fund's performance was derived from global stock markets, non-equity and currency investments.


______________________________________________________________________________

                        DISTRIBUTION REINVESTMENT PLAN
______________________________________________________________________________


After the end of each fiscal year, each partner of the Fund is entitled to receive a distribution equal to the entire amount of net profit, or any percentage thereof, (including unrealized appreciation) allocated and credited to such partner's capital account during such fiscal year (reduced ratably to the extent the Fund deems advisable in order to preserve funds for the efficient operation of the Fund). Profits not received by any partner will not be distributable in subsequent years. In the discretion of the Corporate General Partner, distributions may be paid in part or in whole in cash or securities of equivalent value. At least 90 percent of any distribution will be made within 90 days after the end of such fiscal year and the balance of such distribution will be made within 120 days after the end of such fiscal year.

Participation in the distribution reinvestment plan will not affect the U.S. federal income tax consequences to each partner of an investment in the Fund, which is described in the Private Placement Memorandum of the Fund, but partners which elect to reinvest distributions should be aware that they will not receive in cash or securities of equivalent value economic profits for each year even if they incur U.S. federal income taxes on items of net income and realized gain in such year. There are no fees, commissions or expenses chargeable to partners in connection with reinvestment of distributions.





                          Panther Partners, L.P.
                          (a limited partnership)

                           Financial Statements

                             December 31, 1996








                          Panther Partners, L.P.
                          (a limited partnership)

                           Financial Statements


                             December 31, 1996





                                   Contents

Report of Independent Accountants..................................... 1
Statement of Assets, Liabilities and Partners' Capital................ 2
Statement of Operations and Special Allocation........................ 3
Statement of Changes in Partners' Capital - Net Assets................ 4
Statement of Cash Flows............................................... 5
Notes to Financial Statements......................................... 6
Schedule of Portfolio Investments.................................... 16
Schedule of Securities Sold, Not Yet Purchased....................... 25
Affirmation of the Commodity Pool Operator........................... 30




                       Report of Independent Accountants

To the Partners of
Panther Partners, L.P.

In our opinion, the accompanying statement of assets, liabilities and partners' capital, including the schedules of portfolio investments and securities sold, not yet purchased, and the related statements of operations and special allocation, of changes in partners' capital-net assets, of cash flows and the selected financial ratios present fairly, in all material respects, the financial position of Panther Partners, L.P. (the "Fund") at December 31, 1996, the results of its operations, the changes in its partners' capital-net assets, cash flows, and the selected financial ratios for the year then ended, in conformity with generally accepted accounting principles.
These financial statements and financial ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1996 by correspondence with the counterparties and brokers and the application of alternative auditing procedures where such confirmations were not received, provides a reasonable basis for the opinion expressed above. The statement of changes in partners' capital-net assets for the year ended December 31, 1995 and the selected financial ratios for each of the periods presented from March 1, 1992 (commencement of operations) through December 31, 1995 were audited by other independent accountants whose report dated February 16, 1996 expressed an unqualified opinion on the financial statements.

As more fully described in Note 8, the General Partner may elect to exercise certain rights regarding continuation of the Partnership.



Price Waterhouse LLP
New York, New York
February 25, 1997



                            Panther Partners, L.P.
                            (a limited partnership)

            Statement of Assets, Liabilities and Partners' Capital

                               December 31, 1996


Assets
Cash                                                              $    677,305
Investments in securities - at market value (cost - $456,685,102)  503,222,928
Due from brokers                                                   251,326,758
Organizational costs (net of accumulated amortization of $726,380)      25,047
Other assets                                                           281,211
                                                                   -----------
Total Assets                                                       755,533,249
                                                                   -----------


Liabilities
Short-term borrowings                                               78,917,425
Collateral payable                                                  63,274,547
Securities sold, not yet purchased - at market value
  (proceeds of sales - $137,236,590)                               135,897,316
Securities sold under agreements to repurchase                      19,407,345
Due to brokers                                                       4,144,892
Management fee payable                                                 804,749
Capital contributions effective January 1, 1997                        400,000
Other liabilities                                                      764,902
                                                                   -----------
Total liabilities                                                  303,611,176
                                                                   -----------
Partners' capital - net assets                                    $451,922,073
                                                                  ============

Partners' capital - Net Assets
Represented by:
   Capital contributions, (net of syndication
     costs of $150,000 in 1992)                                   $498,742,638
   Capital withdrawals                                            (294,871,410)
   Accumulated net investment loss                                 (32,213,888)
   Accumulated net realized gain on investments                    235,596,825
   Net unrealized appreciation on investments                       44,667,908
                                                                  ------------
                                                                  $451,922,073
                                                                  ============



The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

                Statement of Operations and Special Allocation

                         Year ended December 31, 1996


Gain from investment transactions
Net realized gain/(loss) on:
   Investment transactions                                        $169,116,546
   Foreign currency contracts                                       (8,961,431)
                                                                  ------------
                                                                   160,155,115
                                                                  ------------

Unrealized appreciation on investments:
   Beginning of year                                                66,059,218
   End of year                                                      44,667,908
                                                                  ------------
Net decrease in unrealized appreciation                            (21,391,310)
                                                                  ------------
Gain from investment transactions                                  138,763,805
                                                                  ------------

Investment loss
Income:
   Dividends                                                         4,429,315
   Interest                                                            568,031
                                                                  ------------
                                                                     4,997,346
                                                                  ------------
Expenses:
   Interest                                                          8,326,334
   Management fee                                                    2,923,601
   Taxes withheld on foreign dividends                                 544,728
   Transactions fees                                                   300,000
   Dividends on securities sold, not yet purchased                     285,138
   Legal fees                                                          153,294
   Amortization of organizational costs                                150,286
   Individual General Partners' fees and expenses                       80,472
   Miscellaneous                                                       232,403
                                                                  ------------
                                                                    12,996,256
                                                                  ------------
Investment loss - net                                               (7,998,910)
                                                                  ------------

Net increase in net assets resulting from operations               130,764,895
Less allocation of net increase in net assets resulting
   from operations:
   Special allocation to General Partner (Note 2)                   18,644,925
                                                                  ------------
Net increase in net assets resulting from operations available
   for pro-rata distributions to all partners (Note 2)            $112,119,970
                                                                  ============


The accompanying notes should be read in conjunction with the financial statements.


                            Panther Partners, L.P.
                            (a limited partnership)

            Statement of Changes in Partners' Capital - Net Assets

                    Years ended December 31, 1995 and 1996

                                                                                                General             Limited
                                                                              Total             Partner             Partners
                                                                              -----             -------             --------

Total partners' capital -
 net assets at
 December 31, 1994                                                         $497,413,146       $5,420,266         $491,992,880

Year ended December 31, 1995:
 Capital contributions                                                       11,364,937        1,464,937            9,900,000
 Capital withdrawals                                                        (77,490,410)                          (77,490,410)
Investment loss - net                               $(10,994,073)
 Net realized gain on investments                     31,486,698
 Change in net unrealized appreciation on
   investments                                        24,887,173
                                                    ------------
Net increase in net assets resulting
  from operations                                     45,379,798

Less allocation of net increase in net assets
 resulting from operations:
  Special allocation to General Partner
   (Note 2)                                           3,805,862               3,805,862        3,805,862
                                                   ------------
  Net increase in net assets resulting from
   operations available for pro-rata
     distribution to all partners (Note 2)                                   41,573,936          727,485           40,846,451
                                                                         --------------      -----------         ------------
Total partners' capital - net assets at
 December 31, 1995                                                          476,667,471       11,418,550          465,248,921

Year ended December 31, 1996:
 Capital contributions                                                        9,370,461          120,461            9,250,000
 Capital withdrawals                                                       (164,880,754)      (5,505,596)        (159,375,158)
 Investment loss - net                               (7,998,910)
 Net realized gain on investments                   160,155,115
 Change in net unrealized appreciation on
  investments                                       (21,391,310)
                                                   ------------

Net increase in net assets resulting
  from operations                                   130,764,895

Less allocation of net increase in net
  assets resulting from operations:
    Special allocation to General
      Partner (Note 2)                               18,644,925              18,644,925       18,644,925
                                                   ------------
  Net increase in net assets result-
     ing from operations available
     for pro-rata distribution to all
     partners (Note 2)                                                      112,119,970        3,622,973          108,496,997
                                                                         --------------      -----------         ------------
Total partners' capital - net assets at
   December 31, 1996                                                       $451,922,073    $  28,301,313         $423,620,760
                                                                           ============    =============         ============


The accompanying notes should be read in conjunction with the financial statements.



                            Panther Partners, L.P.
                            (a limited partnership)

                            Statement of Cash Flows

                         Year ended December 31, 1996



Cash flows from operating activities
Net increase in net assets resulting from operations              $130,764,895
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
      Amortization of organizational costs                             150,286
      (Increase) decrease in:
         Investments in securities                                  18,499,468
         Due from brokers                                          (92,473,619)
         Other assets                                                  479,567
      Increase (decrease) in:
         Collateral payable                                          1,692,046
         Securities sold, not yet purchased                        135,023,801
         Securities sold under agreements to repurchase             19,407,345
         Due to brokers                                            (21,116,027)
         Management fee payable                                       (135,923)
         Other liabilities                                            (421,666)
                                                                  ------------
Net cash provided by operating activities                          191,870,173

Cash flows from financing activities
Net payments of short-term borrowings                              (36,082,575)
Capital contributions                                                9,770,461
Capital withdrawals                                               (164,880,754)
                                                                  ------------
Net cash used in financing activities                             (191,192,868)

Increase in cash                                                       677,305
Cash at beginning of the year                                                0
                                                                  ------------
Cash at end of the year                                           $    677,305
                                                                  ============
Supplemental disclosure of cash flow information
Cash paid during the year for:
   Interest                                                       $  8,790,091
                                                                  ============

The accompanying notes should be read in conjunction with the financial statements.


                            Panther Partners, L.P.
                            (a limited partnership)

                         Notes to Financial Statements

                               December 31, 1996


1.  Organization and Summary of Significant Accounting Policies

Panther Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on October 2, 1990. The Partnership is registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company and commenced operations on March 1, 1992. The Partnership will operate until December 31, 2050 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement of the Partnership, as amended and restated through December 14, 1994 (the "Agreement"). The investment objective of the Partnership is to maximize total return primarily through investing and trading in equity and debt securities of both U.S. and foreign issuers, futures contracts and various options on the foregoing.

The Agreement provides for not less than five "Individual General Partners" and a Corporate General Partner. The Corporate General Partner is Panther Management Company, L.P. ("PMC, L.P.") which is under common control and management with Tiger Management L.L.C.

A. Basis of Preparation of Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable and prudent, however actual results could differ from these estimates.

B. Investment Transactions:

Investment transactions, including related revenue and expenses, are recorded on a trade-date basis.

Securities and commodities listed on a national securities exchange or the NASDAQ national list are valued at their last sales price as of the last business day of the year. Listed securities and commodities with no reported sales on such date and over-the-counter securities and commodities are valued at their closing bid price if held long by the Partnership and closing ask price if sold short by the Partnership. The resulting unrealized gains and losses are included in net increase in net assets resulting from operations.

The Partnership enters into transactions in futures, options, foreign exchange options, swaps, swaptions, structured notes and forward currency contracts which are used for hedging and non-hedging purposes. Contracts which trade on an exchange are valued at market value. Contracts which do not trade on an exchange are valued based on pricing models using market quoted inputs.

                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


1. Organization and Summary of Significant Accounting Policies (continued)

C. Financing Transactions

Transactions involving securities purchased under agreements to resell ("Repurchase Agreements") are collateralized by non-United States sovereign debt. These financing transactions are recorded at their contracted amounts plus accrued interest. It is the Fund's policy to value collateral and obtain additional collateral where deemed appropriate. The fair value of repurchase agreements approximate their recorded amounts.

D. Currency Translation

Assets and liabilities denominated in currencies other than United States dollars are translated at closing rates of exchange at December 31, 1996, with the resulting net unrealized gains and losses reflected in net increase in net assets resulting from operations. Purchases and sales of securities and income and expenses which occur during the year are translated at the rates of exchange prevailing on the respective dates of the transactions. Realized foreign exchange gains or losses include the effects of currency movements between trade and settlement dates on securities transactions. The Partnership includes changes in foreign exchange rates on investments in the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in gains from investment transactions.

E. Income and Expense Recognition:

The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning March 1, 1992.

Income taxes have not been provided for as the partners are individually liable for reporting their share of the profits or losses on their individual tax returns.

2.  Related Party Transactions

Panther Management Corporation, General Partner of PMC, L.P., provides administrative services to the Partnership and pays substantially all operating expenses of the Partnership forwhich it receives a management fee. The management fee is calculated monthly at an annual rate equal to one and one-half percent of the first $10,000,000 of the Partnership's net assets, one percent of the next $10,000,000 of the Partnership's net assets and three quarters of one percent of the Partnership's net assets in excess of $20,000,000. For the year ended December 31, 1996


                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


2.  Related Party Transactions (continued)

the management fee totaled $2,923,601, of which $2,118,852 has been paid and $804,749 is payable.

The Corporate General Partner of the Partnership is entitled under the terms of the Agreement to receive, subject to certain limitations, an allocation of up to 15% of the net profits, as defined, of the Partnership. For the year ended December 31, 1996, this allocation totaled $18,644,925. The term "pro-rata" as used in the statement of operations and special allocation and the statement of changes in partners' capital - net assets, represents the allocation of income in accordance with the Agreement.

Each Individual General Partner receives an annual fee of $15,000 from the Partnership and is reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 1996, these fees and expenses totaled $80,472.

During the year, certain securities were traded between the Partnership and another entity under the control of the Investment Manager. These trades were executed at the opening price on the day of the respective transactions.

3.  Securities Transactions

The aggregate number of purchases and sales of investment securities, excluding short-term debt securities, for the year ended December 31, 1996, amounted to $15,048,650,624 and $15,357,017,439 respectively.

At December 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the statement of assets, liabilities and partners' capital).

At December 31, 1996, accumulated net unrealized appreciation on investments in securities, and securities sold, not yet purchased, was $47,877,100, consisting of $64,022,966 gross unrealized appreciation and $16,145,866 gross unrealized depreciation.

Due from brokers represents unsettled trades and short sale proceeds with brokers at December 31, 1996.




                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


4.  Financial Instruments with Off-Balance Sheet Risk or
    Concentrations of Credit Risk

In the normal course of business, the Partnership trades various financial instruments and enters into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, swaps, written option contracts, structured notes and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital. Additionally, these financial investments expose the Partnership to credit risk arising from potential inability of counterparties to perform under the terms of these contracts.

The Partnership's foreign exchange trading activities involve the purchase and sale of foreign exchange options having various maturity dates. The Partnership seeks to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts.

Securities sold, not yet purchased, represent obligations of the Partnership to deliver the specified security and thereby creates a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased, may exceed the amount recognized in the statement of assets, liabilities and partners' capital.

At December 31, 1996, the Partnership had outstanding forward exchange contracts, both to purchase and sell foreign currencies, commodities and other instruments, as follows:

                Foreign Currency Forward Buy and Sell Contracts

     Foreign
    Denominated                                                                                           Unrealized
      Amount            Contract                           Commitment              Market Value           Gain (Loss)
   ------------         --------                           ----------              ------------           -----------

                      Buy Contracts
      998,000         British Pound Exp. 3/19/97            $ 1,663,981            $  1,708,407            $   44,426
    1,662,000         Canadian Dollar Exp. 3/19/97            1,227,579               1,219,232                (8,347)
   12,849,610         Deutsche Mark Exp. 3/19/97              8,356,382               8,389,829                33,447
   62,639,708         Finish Marka Exp. 3/19/97              13,581,013              13,701,413               120,400
  134,441,773         French Franc Exp. 3/19/97              25,764,620              26,032,644               268,024

                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


4.  Financial Instruments with Off-Balance Sheet Risk or
     Concentrations of Credit Risk (continued)

          Foreign Currency Forward Buy and Sell Contracts (continued)


     Foreign
    Denominated                                                                                           Unrealized
      Amount            Contract                           Commitment              Market Value           Gain (Loss)
   ------------         --------                           ----------              ------------           -----------

    50,461,231        Hong Kong Dollar
                         Exp. 3/19/97 and 1/22/98          $   6,519,455           $  6,523,876         $      4,421
   982,000,000        Italian Lira Exp. 3/19/97                  641,057                645,045                3,988
13,799,373,421        Japanese Yen Exp. 3/19/97              122,666,289            120,247,420           (2,418,869)
     7,177,000        Netherlands Guilder Exp. 3/19/97         4,149,154              4,175,515               26,361
     1,333,000        New Zealand Dollar Exp. 3/19/97            933,508                936,672                3,164
     5,600,000        Norwegian Krone Exp. 3/19/97               868,984                882,281               13,297
    10,360,000        Saudi Arabia Dollar Exp. 1/30/97         2,761,912              2,762,188                  276
   109,400,000        Spanish Peseta Exp. 3/19/97                834,268                841,152                6,884
                                                           -------------           -------------        -------------
                      Total buy contracts                    189,968,202            188,065,674           (1,902,528)
                                                           -------------           -------------        -------------

                      Sell Contracts
   (30,138,472)       Austrian Schilling Exp. 3/19/97         (2,769,062)            (2,765,010)               4,052
   (21,363,709)       British Pound Exp. 3/19/97             (35,382,203)           (36,505,238)          (1,123,035)
   (48,703,135)       Canadian Dollar Exp. 3/19/97           (35,885,472)           (35,728,288)             157,184
   (22,765,017)       Deutsche Mark Exp. 3/19/97             (14,730,904)           (14,863,844)            (132,940)
   (16,389,448)       Finish Marka Exp. 3/19/97               (3,550,572)            (3,584,924)             (34,352)
   (15,940,000)       French Franc Exp. 3/19/97               (3,076,308)            (3,086,543)             (10,235)
    (3,870,000)       Hong Kong Dollar Exp. 3/19/97             (500,092)              (500,374)                (282)
(9,136,407,356)       Italian Lira Exp. 3/19/97               (5,947,931)            (6,001,424)             (53,493)
(1,321,610,962)       Japanese Yen Exp. 3/19/97              (11,728,310)           (11,516,487)             211,823
    (2,788,352)       Netherlands Guilder Exp. 3/19/97        (1,612,045)            (1,622,238)             (10,193)
    (6,844,737)       New Zealand Dollar Exp. 3/19/97         (4,778,979)            (4,809,660)             (30,681)
  (116,844,604)       Norwegian Krone Exp. 3/19/97           (18,067,822)           (18,408,891)            (341,069)
  (746,620,000)       Portuguese Escudo Exp. 3/19/97          (4,756,006)            (4,813,729)             (57,723)
   (10,360,000)       Saudi Arabia Dollar Exp. 1/30/97        (2,756,932)            (2,762,188)              (5,256)
    (3,756,000)       South African Rand Exp. 3/19/97           (770,146)              (796,094)             (25,948)
   (43,190,000)       Spanish Peseta Exp. 3/19/97               (329,405)              (332,078)              (2,673)
  (124,218,670)       Thai Baht Exp. 3/19/97                  (4,805,163)            (4,801,247)               3,916
                                                           -------------           -------------        -------------
                      Total Sell Contracts                  (151,447,352)          (152,898,257)          (1,450,905)
                                                           -------------           -------------        -------------
                      Net Currencies                       $  38,520,850           $ 35,167,417         $ (3,353,433)
                                                           =============           =============        =============




                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


4. Financial Instruments with Off-Balance Sheet Risk or
Concentrations of Credit Risk (continued)


                          Commodity Forward Contracts

Number of                                                                            Unrealized
Contracts       Contract                            Commitment     Market Value      Gain (Loss)
---------       --------                            ----------     ------------      -----------

                Buy Contracts
     3          Cattle Exp. 7/18/97-9/12/97         $ 5,691,953     $ 5,568,823      $(123,130)
     3          Cocoa Exp. 2/10/97-6/9/97             5,644,940       5,631,752        (13,188)
     2          Rhodium Exp. 1/30/97                    534,941         523,812        (11,129)
    12          Palladium Exp. 11/30/97-12/31/98      4,392,178       4,364,466        (27,712)
     1          Crude Oil Exp. 9/18/97                  828,000         856,400         28,400
                                                    -----------     -----------      -----------
                   Total commodities                $17,092,012     $16,945,253      $(146,759)
                                                    ===========     ===========      ===========





                                Other Contracts

Number of                                                                            Unrealized
Contracts       Contract                                           Market Value      Gain (Loss)
---------       --------                                           ------------      -----------

                Buy Contracts
     1          Bounded Put Option                                 $ (74,280)        $ (74,280)
     1          Crack Spread Swap                                    (12,300)          (12,300)
     1          Gas Spread Swap                                        7,150             7,150
     1          India Index Swap                                       5,448             5,448
     1          Taiwan Index Swap                                    (12,614)          (12,614)
                                                                   ---------         ---------
                Total Buy Contracts                                $ (86,596)        $ (86,596)
                                                                   =========         =========
                Sell Contracts
     3          America On Line Swap                               $ 110,062         $ 110,062
     1          British Biotech Equity Swap                            3,937             3,937
     2          Cemex Equity Swap                                     21,759            21,759
                                                                   ---------         ---------
                Total sell contracts                                 135,758           135,758
                                                                   ---------         ---------
                Net other contracts                                $  49,162         $  49,162
                                                                   =========         =========




The net unrealized loss of $3,451,030, on these investments, is included in the statement of assets, liabilities and partners' capital in due from brokers of $377,416 and due to brokers of $3,828,446.


                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


4. Financial Instruments with Off-Balance Sheet Risk or
   Concentrations of Credit Risk (continued)

The contract amounts of these instruments reflect the Partnership's extent of involvement in the particular class of financial instruments and do not represent the Partnership's risk of loss due to counterparty nonperformance. The Partnership's exposure to credit risk associated with counterparty nonperformance on forward contracts is limited to the unrealized gains inherent in such contracts that are recognized in the Partnership's statement of assets, liabilities and partners' capital. The settlement of these transactions is not expected to have a material effect upon the Partnership's statement of assets, liabilities and partners' capital. The Partnership seeks to limit its exposure to credit risk associated with counterparty nonperformance on options by obtaining collateral where possible.

Options purchased provide for cash settlement and require the payment of a premium, or a percentage thereof, in exchange for the right to receive the market movement on the underlying security or basket of instruments. Risk of loss is limited to the premiums as reflected in the statement of assets, liabilities and partners' capital.

A summary of open contract or notional amounts (in millions) at December 31, 1996 is as follows:

                                                Purchases         Sales
                                                ---------         -----

   Fixed Income Options                           $2,413          $  -
   Foreign Exchange Options                          943            114
   Equity and Future Options                         677              4
   Commodity Options                                 134              5



The Partnership's principal trading activities are primarily with brokers and other financial institutions with a concentration in North America, Europe and Asia. The Partnership is subject to the risk of restrictions imposed by foreign governments on repatriation of cash and to political or economic uncertainties.

The Partnership's assets are primarily held with a trust company.




                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


5.  Financial Instruments Held or Issued for Trading Purposes

The Partnership maintains positions in a variety of financial instruments. The following table summarizes the components of gain from investment transactions for each category:

                                                            Net
                                                           Gains
                                                          (Losses)
                                                          for 1996
                                                        ------------

   Equity activities                                    $143,908,740
   Commodity activities                                    7,142,742
   U.S. Dollar activities                                    845,032
   Foreign Exchange activities                            (1,380,703)
   Fixed Income activities                               (11,752,006)
                                                        ------------
   Gain from investment transactions                    $138,763,805
                                                        ============


The following table presents the year-end values of derivative financial instruments and the average values during the year of those instruments:


                                     Value at           Average
                                    December 31,       Value for
                                       1996               1996
                                  --------------    --------------

   Assets:
    Equities                      $105,481,939         $78,867,976
    Commodities                     63,712,174          46,744,294
    Fixed Income                    58,516,643          34,615,455
    Foreign Exchange                33,845,495          52,293,562

   Liabilities:
    Foreign Exchange                 3,478,831           2,658,760
    Equities                           112,620              30,302
    Commodities                        105,701             134,078

6.  Short-term Borrowings

The Partnership has short-term borrowings that are collateralized by securities held by a trust


                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


6.  Short-term Borrowings (continued)

company. The borrowings bear interest at fluctuating rates primarily based on brokers' call and federal fund rates. The fair value of short term borrowings approximates its recorded amount.


At December 31, 1996, the Partnership had approximately $114,000,000 of unused lines of credit, which provide for additional short-term borrowings at the interest rates discussed above.


7.  Selected Financial Ratios

The following represents the ratios to average net assets for the period:


                                                                                 March 1, 1992
                                                                               (Commencement of
                                                                                Operations) to
                                           Year Ended December 31              December 31, 1996
                                   1996        1995       1994        1993      (not annualized)
                                 -------     -------    -------     -------    -----------------

  Investment loss                (2.09)%     (2.34)%    (1.35)%     (1.06)%         (1.68)%
  Operating expenses              1.15        1.08       1.09        1.24            1.00
  Interest and dividends on
    securities sold, not          2.25        2.74       1.80        1.45            2.53
    yet purchased
  Total expenses                  3.40        3.82       2.89        2.69            3.53
  Portfolio turnover            447.80      441.79     289.85      203.56          216.17
  Total return *                 38.83       10.60     (18.90)      70.67            5.93

  Average commission rate
   (per share of security) (a)   $4.36         N/A        N/A         N/A             N/A

------------------
*    Total return assumes a purchase of a Partnership interest on the first day and a sale of the Partnership interest on the last day of the periods noted, before special allocation to General Partner, if any.

(a)  Average commission rate (per share of security) as required by amended disclosure requirements effective for fiscal year beginning after September 1,
     1995.




                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                               December 31, 1996


8.  Subsequent Events

Effective January 1, 1997, the Partnership repurchased limited partner interests of approximately $93,193,571 as part of a tender offer and distributed approximately $13,227,102 in partner authorized distributions under the Agreement. The Partnership also received capital contributions of approximately $8,240,000.

It is currently anticipated that Tiger, an investment fund affiliated with the Partnership, may, upon the effectiveness of certain provisions contained in the recently enacted National Securities Markets Improvement Act of 1996 (the "1996 Act"), accept subscriptions from new investors to enable such investors to participate in Tiger. If Tiger elects to accept subscriptions from new investors, the Corporate General Partner currently expects that it will exercise its right to dissolve the Partnership pursuant to section 6.1(a)(3) of the Agreement.


                            Panther Partners, L.P.
                            (a limited partnership)

                       Schedule of Portfolio Investments
                               December 31, 1996


   Shares             Security Description                 Value
-----------     ----------------------------------     --------------

                Common Stocks-54.90%
                Advertising-2.04%
                Foreign:
 2,127,050        WPP Group                             $   9,213,019
                                                       --------------
                                                            9,213,019
                                                       --------------
                Automotive/Trucking-1.51%
                Domestic:
    87,000        General Motors Corp.                      4,850,250
                Foreign:
     9,350        Tata Engineering & Locomotive Co.            88,923
    66,000        Honda Motor Corp.                         1,882,789
                                                       --------------
                                                            6,821,962
                                                       --------------
                Banks/Finance-17.00%
                Domestic:
    55,100        Bank of New York Inc.                     1,859,625
    66,300        Citicorp                                  6,828,900
   118,377        Countrywide Credit Inds.                  3,388,542
    66,300        Capital One Financial Corp.               2,386,800
    42,000        First USA Inc.                            1,454,250
     9,000        MBNA Corporation                            373,500
    57,000        Merrill Lynch & Co.                       4,645,500
    70,300        Morgan Stanley Group, Inc.                4,015,888
     2,000        Norwest Corp.                                87,000
   107,800        United Asset Management Corp.             2,870,175
    15,500        Wells Fargo & Co.                         4,181,125
                Foreign:
    22,500        Acom Co., Ltd.                              957,942
   623,500        Bangkok Bank Co., Ltd.                    4,643,008
 1,830,560        Barclays Plc ADR                         31,401,866
    75,700        Canadian Imperial Bank of Commerce        3,340,193
   113,522        Kookmin Bank                              1,812,983
    24,500        Nichiei Co., Ltd.                         1,805,352
     8,800        Orix Corp.                                  365,561
     8,300        Promise Co., Ltd.                           407,739
                                                       --------------
                                                           76,825,949
                                                       --------------

The accompanying notes should be read in conjunction with the financial statements.


                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996



   Shares             Security Description                 Value
-----------     ----------------------------------     --------------

                Common Stocks-54.90% (continued)
                Chemicals-1.30%
                Domestic:
    86,800       Monsanto Co.                          $   3,374,350
    61,700       Union Carbide                             2,521,988
                                                       --------------
                                                           5,896,338
                                                       --------------
                Consumer Products/Services-1.75%
                Domestic:
    42,900        H & R Block Inc.                         1,244,100
    65,393        Mattel Inc.                              1,814,656
    16,000        Owens Corning                              682,000
     7,400        Phillip Morris Co. Inc.                    833,425
    63,000        Pittston Brink's Group                   1,701,000
                Foreign:
     8,410        Cho Sun Brewery Co., Ltd.                  214,617
    72,700        Kimberly Clark de Mexico-A               1,434,262
                                                       --------------
                                                           7,924,060
                                                       --------------
                Cyclicals-3.35%
                Domestic:
   336,600        Xtra Corp.                              14,600,025
                Foreign:
     1,982        Compagnie Generale                         546,682
                                                       --------------
                                                          15,146,707
                                                       --------------
                Energy-1.77%
                Domestic:
    89,500        Tosco Corp.                              7,081,688
                Foreign:
    30,400        Bharat Heavy Electricals                   184,526
    56,123        Helikopter Services Group ASA              731,181
                                                       --------------
                                                           7,997,395
                                                       --------------
                  Entertainment/Gaming-1.68%
                  Domestic:
   118,100        Carnival Corp.                           3,897,300
   116,125        Gtech Holdings Corporation               3,716,000
                                                       --------------
                                                           7,613,300
                                                       --------------

The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996


   Shares             Security Description                 Value
-----------     ----------------------------------     --------------

                Common Stocks-54.90% (continued)
                Funds-3.88%
                Foreign:
   149,000      CITC Seoul Turbo Trust                 $   1,026,966
   149,000      Daehan Prime Equity Trust                    986,672
    38,887      Framlington Russian Investment Fund          434,757
   126,900      India Magnum Fund Class "A"                5,202,900
   119,300      India Magnum Fund Class "B"                4,891,300
   241,264      Korea Magnum Trust                         3,756,480
    70,709      Maritime Investment Fund Ltd.,
                 Ord. "144A"                               1,054,397
    19,100      Morgan Stanley India
                 Investment Fund                             181,450
                                                       --------------
                                                          17,534,922
                Health Care Products-1.79%             --------------
                Foreign:
      78,145      Astra Ab Shares A-F                      3,850,577
       3,689      Novartis Ag Regd Nom. CHF20              4,221,913
                                                       --------------
                                                           8,072,490
                                                       --------------
                Insurance-3.32%
                Domestic:
      32,800      Aon Corp.                                2,037,700
      23,600      Integon Corp.                              418,900
      30,366      Travelers Group Inc.                     1,377,857
                Foreign:
      17,669      LG Insurance                             1,007,563
       1,800      Loews Corp.                                169,650
       2,787      Samsung Fire &
                   Marine Insurance                        1,148,542
          90      Samsung Fire &
                   Marine Insurance PRF                       31,727
   1,520,962      Storebrand ASA                           8,833,364
                                                       --------------
                                                          15,025,303
                                                       --------------
                Medical-0.39%
                Domestic:
      21,700      Allegiance Corporation                     599,463
                Foreign:
      14,100      Sankyo Co., Ltd.                           398,587


The accompanying notes should be read in conjunction with the financial statements.






                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996


   Shares             Security Description                 Value
-----------     ----------------------------------     --------------

                Common Stocks-54.90% (continued)
                Medical-0.39%-(continued)
                Foreign: (continued)
    18,700      Takeda Chemical Inds.                  $     391,631
    28,300      Terumo                                       382,927
                                                       --------------
                                                           1,772,608
                                                       --------------
              Metals-0.63%
              Foreign:
    80,600      Impala Platinum Holdings ADR                 805,828
    79,411      Usinor Sacilor                             1,155,631
    24,265      Voest-Alpine Stahl Ag                        863,533
                                                       --------------
                                                           2,824,992
                                                       --------------
              Paper-3.55%
              Domestic:
    50,100      Bowater Inc.                               1,885,013
                Foreign:
   782,700      Abitibi Price Inc.                        12,327,525
   138,400      Macmillan Bloedel Ltd.                     1,813,343
                                                         --------------
                                                          16,025,881
                                                         --------------
              Real Estate-0.04%
                Foreign:
    19,000      Cheung Kong                                  168,897
                                                         --------------
                                                             168,897
                                                         --------------
              Retail-1.48%
                Domestic:
    78,700      General Nutrition Co. Inc.                 1,328,063
    36,300      Home Depot                                 1,819,538
    16,150      Just For Feet Inc.                           423,938
    26,980      Kohls Corp.                                1,058,965
    56,000      Micro Warehouse Inc.                         658,000
     9,700      United Auto Group                            249,775
              Foreign:
 1,334,300      Giordano International Ord. Holdings       1,138,658
                                                         --------------
                                                           6,676,937
                                                         --------------


The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996


   Shares             Security Description                  Value
-----------     ----------------------------------     --------------


                Common Stocks-54.90% (continued)
                Shipping-0.96%
                Domestic:
    25,496        Teekay Shipping Corp.                $     834,994
                Foreign:
   161,589        Bona Shipholding Ord. "144A"             1,927,757
   109,700        First Olsen Tankers Ltd.                   981,494
   120,840        Western Bulk Shipping AS                   578,518
                                                       --------------
                                                           4,322,763
                                                       --------------
                Technology-4.27%
                Domestic:
     5,500        America Online Inc.                        182,875
    52,700        Cascade Communications Corp.             2,905,088
    18,800        Cisco Systems                            1,196,150
    40,600        Intel Corp.                              5,316,063
    53,300        Maxim Integrated Products Inc.           2,305,225
    99,300        Oracle Corporation                       4,145,775
                Foreign:
    17,300        Canon Inc.                                 381,694
    44,600        Nokia Corp ADR                           2,570,075
     4,800        Rohm Co.                                   314,401
                                                       --------------
                                                          19,317,346
                                                       --------------
                Telecommunications-0.70%
                Domestic:
    13,600        Aspect Telecommunications Corp.            863,600
                Foreign:
     7,900        Grupo Televisa S.A. GDR                    202,438
    14,300        Mahanagar Telephone Nigam Ltd.              92,000
    31,300        Portugal Telecom ADR                       884,225
    38,750        Portugal Telecom SA                      1,104,288
                                                       --------------
                                                           3,146,551
                                                       --------------
                Transportation-2.14%
                Domestic:
    79,800        AMR Corp.                                7,032,375
    94,800        APL Ltd.                                 2,239,650


The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996


   Shares             Security Description                 Value
-----------     ----------------------------------     --------------

                Common Stocks-54.90% (continued)
                Transportation-2.14%-(continued)
                Domestic: (continued)
   17,600         USAir Group                          $     411,400
                                                       --------------
                                                           9,683,425
                                                       --------------
                Utilities-1.22%
                Foreign:
   37,154         CIE Generale Des Eaux                    4,604,773
    7,808         OMV AG Ords.                               880,780
                                                       --------------
                                                           5,485,553
                                                       --------------
                Wholesale-0.13%
                Domestic:
   25,700         Ingram Micro Inc.                          591,100
                                                       --------------
                                                             591,100
                                                       --------------

                Total Common Stocks                    $ 248,087,498
                  (Cost $222,049,092)                  ==============
 Contracts
 ---------
                Options-43.36%
                Calls-19.09%
                Domestic:
        5         Equity Basket Index, Exp.            $  55,551,235
                    9/28/97-11/27/97
   98,650         Palladium Call Str. 85-105,              2,711,425
                    Exp. 2/26/97-8/28/97
        1         U.S. Dollar Call/Canadian
                    Put Str. 1.50,Exp 1/13/97                      0
        1         U.S. Dollar Call/Deutschemark
                    Put Str. 1.65, Exp. 2/26/97              125,400
        1         U.S. Dollar Call/French Franc
                    Put Str. 4.8, Exp. 1/22/97             5,721,046
        1         U.S. Dollar Call/Great British Pound
                    Put Str. 1.58, Exp. 1/22/97            1,757,026
        2         U.S. Dollar Call/Russian Rouble Put
                    Str. 6361.26-6454.57, Exp.
                    2/13/97-3/07/97                           40,812
        1         U.S. Dollar Call/South African
                    Rand Put Str. 4.3, Exp. 1/22/97        4,112,215


The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996




 Contracts             Security Description                           Value
-----------     ----------------------------------               --------------

                Options-43.36%-(continued)
                Calls-19.09%-(continued)
                Domestic: (continued)
          1       U.S. Dollar Call/Swiss Franc Put Str. 1.23,
                   Exp 1/22/97                                   $   6,565,364
     18,108       Zinc Call Str. 775-850, Exp. 2/17/97-9/15/97       4,695,817
                Foreign:
      7,108       Chosun Brewery Call Str. .01, Exp. 2/03/97           190,461
          4       Deutschemark Call/French Franc Put
                   Str. 3.39-3.45, Exp. 3/10/97-4/11/97                649,577
          2       Deutschemark/Italian Double Knock Out Range
                   Option Str. 967-1072.5, Exp. 8/08/97                261,676
          9       Deutschemark/Italian Knock Out Range Option
                   Str. 930-1072.5, Exp. 4/23/97-10/02/97            1,376,729
  1,313,485       Uni Storebrand Call Str. 26.9, Exp. 10/14/97       2,511,184
                                                                 --------------
                                                                    86,269,967
                                                                 --------------
                Puts-24.27%
                Domestic:
        146       America Online Str. 30-40,
                   Exp. 1/17/97-1/18/97                                 77,875
     29,917       Copper Put Str. 2750-4000,
                   Exp. 7/02/97-12/14/98                            35,988,990
          1       Equity Basket Index, Exp. 12/23/97                25,637,900
          1       International Equity Basket, Exp. 1/07/97          3,985,527
                Foreign:
         31       Brazil Put Str. 63887.5, Exp. 3/13/97                      0
          2       Canadian Bond Put Str. 97.66-98.2,
                   Exp. 1/02/97 & 4/2/97                                   648
          2       Deutschemark Bond Put Str. 92.87,
                   Exp. 1/15/97-2/28/97                                    639
         14       Empress ICA Sociedad Put 12.5, Exp. 1/17/97                0
          1       Global Macro Basket, Exp. 8/27/97                 30,746,300
          8       Italian Bond Put Str. 101.3-104,
                   Exp. 2/05/97-3/12/97                                     50

The accompanying notes should be read in conjunction with the financial statements.



                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996


 Contracts            Security Description                           Value
-----------     ----------------------------------               --------------

                Options-43.36%-(continued)
                Puts-24.27%-(continued)
                Foreign: (continued)
         5      Mexican Bolsa Put Str. 380.43-443.22,
                 Exp. 1/10/97-2/14/97                            $             0
         6      New Zealand Bond Put Str. 90.68-102.63,
                 Exp. 3/11/97                                                196
         1      Swedish Bond Put Str. 103.70, Exp. 2/03/97                     0
         1      U.S. Dollar Put/Canadian Dollar Call Str. 1.435,
                 Exp. 1/22/97                                          3,858,710
         1      U.S. Dollar Put/Deutschemark Call Str. 1.65,
                 Exp. 1/22/97                                          3,496,843
         1      U.S. Dollar Put/Italian Call Str. 1650, Exp. 1/22/97     961,533
         1      U.S. Dollar Put/Norwegian Kroner Call Str. 6.9,
                 Exp. 1/22/97                                          4,918,564
         2      U.S. Dollar Put/South African Rand Call
                 Str. 3.955-3.957, Exp. 1/28/97                                0
                                                                 ---------------
                                                                     109,673,775
                                                                 ---------------

              Total Options (Cost $177,998,591)                  $   195,943,742
                                                                 ===============
              Other Options-3.34%
              Domestic:
 1,161,640      Brent Spread Swaption, Exp. 2/28/98              $       952,545
 1,246,564      Crack Spread Swaption, Exp. 3/31/98                    3,615,036
   713,400      Gas/Brent Swaption, Exp. 3/31/97-6/30/97               6,820,518
         1      U.S. Fixed Income Str. 8.95, Exp. 2/03/97                      0
              Foreign:
         1      Deutschemark Fixed Income Str. 8.03, Exp. 2/05/97              0
         4      Italian Fixed Income Str. 6.6825-9,
                 Exp. 2/14/97-11/13/97                                 3,244,531
         2      New Zealand Fixed Income Str. 9.5,
                 Exp. 1/29/97-2/21/97                                    454,440
                                                                 ---------------
              Total Other Options (Cost $15,097,458)             $    15,087,070
                                                                 ===============


The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

                 Schedule of Portfolio Investments (continued)
                               December 31, 1996




 Contracts             Security Description                           Value
-----------     ----------------------------------               --------------

Face Amount
                Short-Term Investments-2.73%
                Domestic:
   1,404,000      Copper Commercial Paper, Exp. 4/16/97-6/18/97  $    1,492,592
  11,000,000      U.S. T-Bill Due 3/20/97                            10,880,754
                                                                 ---------------

                Total Short-Term Investments (Cost $19,408,013)  $   12,373,346
                                                                 ===============


                Structured Notes-7.02%
                Domestic:
   7,134,000      Copper Structured Note -"144A",
                   Exp. 7/16/97-12/17/97                         $    7,661,441
                Foreign:
  21,546,367      Russian Structured Note -"144A",
                   Exp. 5/14/97-9/3/97                               24,069,831
                                                                 ---------------
                Total Structured Notes (Cost $22,131,948)        $   31,731,272
                                                                 ===============

                Total Investments (Cost $456,685,102) - 111.35%  $  503,222,928
                Liabilities, Less Other Assets - 11.35%             (51,300,855)
                                                                 ---------------
                Net Assets-100%                                  $  451,922,073
                                                                 ===============

The accompanying notes should be read in conjunction with the financial statements.


                            Panther Partners, L.P.
                            (a limited partnership)

                Schedule of Securities Sold, Not Yet Purchased
                               December 31, 1996



   Shares             Security Description                           Value
-----------     ----------------------------------               --------------

                Common Stocks
                Automotive/Trucking
                Domestic:
   47,400         Cummins Engine                                 $   2,180,400
                Foreign:
  100,000         Nissan Motor Co., Ltd.                               579,000
                                                                 --------------
                                                                     2,759,400
                                                                 --------------
                Banks/Finance
                Foreign:
  115,000         Chuo Trust & Banking                                 980,221
  159,000         Dai-ichi Kangyo Bank                               2,288,460
  226,400         Daiwa Bank Ltd.                                    1,180,488
  157,800         Fuji Bank Ltd.                                     2,298,388
   70,200         Grupo Financiero Bancomer ADR Ser. B                 561,102
   35,900         Grupo Financiero Serfin ADR                          148,088
   76,000         Hang Seng Bank Ltd.                                  923,713
  227,000         Industrial Bank Of Japan                           3,932,345
  299,000         Long Term Credit Bank Of Japan                     1,615,729
  383,000         Nippon Credit Bank                                 1,006,765
  356,000         Sakura Bank                                        2,540,446
  178,000         Sanwa Bank Ltd.                                    2,423,856
  105,000         Tokai Bank                                         1,094,975
  150,000         Yasuda Trust & Banking                               634,750
                                                                --------------
                                                                    21,629,326
                                                                --------------
                Construction
                Foreign:
   94,000         Grupo Mex Desarrollo ADR                             152,750
  217,200         Grupo Tribasa SA ADR                               1,058,850
                                                                --------------
                                                                     1,211,600
                                                                --------------
                Consumer Products
                Domestic:
   80,800         Callaway Golf Co.                                  2,323,000
    1,300         Nike Inc. Cl-B                                        77,675
   63,600         Owens Corning                                      2,710,950




The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

          Schedule of Securities Sold, Not Yet Purchased (continued)
                               December 31, 1996



   Shares             Security Description                           Value
-----------     ----------------------------------               --------------

                Consumer Products-(continued)
                Foreign:
 273,000          Kanebo Ltd.                                    $      562,329
  19,700          Sega Enterprises                                      662,156
                                                                 --------------
                                                                      6,336,110
                                                                 --------------
                Energy
                Domestic:
 119,800          Global Marine                                       2,470,875
 101,500          Rowan Companies Inc.                                2,296,438
                Foreign:
 149,000          Cosmo Oil Company Ltd.                                715,272
  14,000          Gazprom ADR                                           248,500
  29,900          Gazprom-Reg S (GDS)                                   530,725
 169,000          Mitsubishi Oil Company                              1,009,368
 331,000          Nippon Oil Company Ltd.                             1,697,363
                                                                 --------------
                                                                      8,968,541
                                                                 --------------
                Entertainment/Media
                Foreign:
 217,900          Euro Disney                                           432,600
                                                                 --------------
                                                                        432,600
                                                                 --------------
                Funds
                Foreign:
   5,500          Mexico Fund Inc.                                       82,500
                                                                 --------------
                                                                         82,500
                                                                 --------------
                Healthcare Products
                Domestic:
  40,800          Biomet Inc.                                           617,100
  42,900          Foundation Health Corp.                             1,362,075
  62,628          Genzyme Corp.                                       1,362,159
  51,000          Health Source Inc.                                    669,375
  38,100          Medaphis Corp.                                        426,244
 101,000          MedPartners, Inc.                                   2,121,000
 191,700          Mylan Labs Inc.                                     3,210,975
  24,000          Respironics Inc.                                      417,000


The accompanying notes should be read in conjunction with the financial statements.



                            Panther Partners, L.P.
                            (a limited partnership)

          Schedule of Securities Sold, Not Yet Purchased (continued)
                               December 31, 1996



   Shares             Security Description                           Value
-----------     ----------------------------------               --------------


                Common Stocks-(continued)
                Healthcare Products-(continued)
                Foreign:
   76,100          Elan Plc ADR                                  $    2,530,325
                                                                 --------------
                                                                     12,716,253
                                                                 --------------
                Metals
                Domestic:
   19,400         Aluminum Co. of America                             1,236,750
                Foreign:
   50,233         Hoogovens                                           2,093,284
                                                                 --------------
                                                                      3,330,034
                                                                 --------------
                Paper
                Domestic:
  137,800         Stone Container Corp.                               2,049,775
                                                                 --------------
                                                                      2,049,775
                                                                 --------------
                Retail
                Domestic:
   60,900         Just For Feet Inc.                                  1,598,625
  295,800         Kmart Corp.                                         3,068,925
   31,500         McDonalds Corporation                               1,425,375
                Foreign:
  375,000         Daiei Inc.                                          2,860,252
   20,600         Mitsukoshi                                            145,938
                                                                 --------------
                                                                      9,099,115
                                                                 --------------
                Technology
                Domestic:
  134,900         America Online Inc.                                 4,485,425
   44,100         Compuserve Corp.                                      435,488
    3,300         Iomega Corp.                                           57,338
   45,500         The Learning Company                                  654,063
   81,000         Xylan Corp.                                         2,288,250
                Foreign:
   11,000         Advantest Corp.                                       514,781
  141,000         Casio Computer Co., Ltd.                            1,088,822
   14,000         Nintendo Ltd.                                       1,000,259


The accompanying notes should be read in conjunction with the financial statements.



                            Panther Partners, L.P.
                            (a limited partnership)

          Schedule of Securities Sold, Not Yet Purchased (continued)
                               December 31, 1996




   Shares             Security Description                           Value
-----------     ----------------------------------               --------------

                Common Stocks-(continued)
                Technology-(continued)
                Foreign: (continued)
  100,000         Nokia Corp ADR                                 $    5,762,500
  353,000         OKI Electric Industry Co.                           1,940,998
   16,500         Siemens AG                                            777,038
   74,000         Tokyo Electron Ltd.                                 2,264,070
                                                                 --------------
                                                                     21,269,032
                                                                 --------------
                Telecommunications
                Domestic:
   99,100         Ascend Communications Inc.                          6,156,588
  127,400         Micron Technology Inc.                              3,710,525
   67,900         Nextel Communications Inc Class A                     886,944
                Foreign:
  153,900         Deutsche Telecom Ag                                 3,243,946
    2,000         Deutsche Telecom Ag ADR                                40,750
    6,000         Kokusai Denshin Denwa Co.                             412,652
   87,400         Telefonos de Mexico Series "l" ADR                  2,884,200
   17,000         Telephone Company of Brazil                         1,300,500
                                                                 --------------
                                                                     18,636,105
                                                                 --------------
                Transportation
                Domestic:
  124,600         APL Ltd.                                            2,943,675
                Foreign:
  942,300         Eurotunnel                                          1,244,146
  170,000         Japan Air Lines Ltd.                                  901,060
                                                                 --------------
                                                                      5,088,881
                                                                 --------------
                   Miscellaneous
                     Other                                           21,895,270
                                                                 --------------
                                                                     21,895,270
                                                                 --------------

                   Total Short Common Stock
                   (Proceeds $136,624,822)                       $  135,504,542
                                                                 ==============

The accompanying notes should be read in conjunction with the financial statements.




                            Panther Partners, L.P.
                            (a limited partnership)

          Schedule of Securities Sold, Not Yet Purchased (continued)
                               December 31, 1996






 Contracts             Security Description                           Value
-----------     ----------------------------------               --------------

                Options
                Calls
                Domestic:
      146         America Online Call Str. 30-40,
                    Exp. 1/17/97-1/18/97                         $       10,113
        1           U.S. Dollar Call/Deutschemark Put Str. 1.65,
                  Exp. 2/26/97                                          125,400
                Foreign:
       31         Brazil Call Str. 63887.5, Exp. 3/13/97                118,203
    3,697         Mexican Bolsa Call Str. 380.43-443.22,
                   Exp. 1/10/97-2/14/97                                  33,357
                                                                 --------------
                                                                        287,073
                                                                 --------------
                Puts
                Domestic:
    2,856         Copper Put Str. 1700, Exp. 7/14/97-12/15/97    $      105,701
                                                                 --------------
                                                                        105,701
                                                                 --------------

                Total Options (Proceeds $611,768)                $      392,774
                                                                 ==============

                Total Short Securities (Proceeds $137,236,590)   $  135,897,316
                                                                 ==============


The accompanying notes should be read in conjunction with the financial statements.



                Affirmation of the Commodity Pool Operator



IN WITNESS WHEREOF, the undersigned has made and signed this document as of the 25 day of February, 1997, and affirms that to the best of his knowledge and belief, the information contained in this document is accurate and complete.

                            PANTHER MANAGEMENT COMPANY, L.P.
                            Corporate General Partner and Commodity Pool
                            Operator of Panther Partners, L.P.

                            By: PANTHER MANAGEMENT CORPORATION
                                Sole General Partner


                                  By:  _______________________________
                                       Nolan Altman
                                       Chief Financial Officer